INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS
Carrying Amount	$ 32	$ 41
Accumulated Amortization	9	13
Net	23	28
Amortization expense	4	1	$ 3
Estimated future amortization expense
2017	4
2018	3
2019	3
2020	3
2021	3
Patents, trademarks and technology
INTANGIBLE ASSETS
Carrying Amount	18	19
Accumulated Amortization	1	4
Net	17	15
Other intangibles
INTANGIBLE ASSETS
Carrying Amount	14	22
Accumulated Amortization	8	9
Net	$ 6	$ 13